28. CONTRACTUAL OBLIGATIONS AND COMMITMENTS (Details Narrative) (USD $)	Dec. 31, 2012
Contractual Obligations And Commitments Details Narrative
Total non-cash compensation cost related to nonvested stock options	$ 179,000